Main items related to operating activities (Tables)	12 Months Ended
Dec. 31, 2017
Main items related to operating activities
Schedule of operating expenses

For the year ended December 31,
(M$)	2017	2016	2015
Purchases, net of inventory variation (a) (b)	(99,411)	(83,377)	(96,671)
Exploration costs	(864)	(1,264)	(1,991)
Other operating expenses (c)	(24,966)	(24,302)	(24,345)
of which non-current operating liabilities (allowances) reversals	280	369	858
of which current operating liabilities (allowances) reversals	66	(58)	(86)
Operating expenses	(125,241)	(108,943)	(123,007)

(a)Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others royalties.

(b)The Group values under / over lifting at market value.

(c)Principally composed of production and administrative costs (see in particular the payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations”).

Schedule of amortization, depreciation and impairment of tangible assets and mineral interests

For the year ended December 31,
(M$)	2017	2016	2015
Depreciation and impairment of tangible assets	(14,782)	(12,615)	(15,727)
Amortization and impairment of mineral assets	(1,321)	(908)	(1,993)
Total	(16,103)	(13,523)	(17,720)

Schedule of inventories and change in the valuation allowance on inventories

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,658	—	2,658
Refined products	5,828	(36)	5,792
Chemicals products	1,089	(58)	1,031
Trading inventories	4,320	—	4,320
Other inventories	3,632	(913)	2,719
Total	17,527	(1,007)	16,520

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,215	(7)	2,208
Refined products	4,577	(30)	4,547
Chemicals products	877	(58)	819
Trading inventories	4,613	—	4,613
Other inventories	3,936	(876)	3,060
Total	16,218	(971)	15,247

As of December 31, 2015		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	1,788	(59)	1,729
Refined products	4,177	(130)	4,047
Chemicals products	989	(72)	917
Trading inventories	3,168	—	3,168
Other inventories	4,062	(807)	3,255
Total	14,184	(1,068)	13,116

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2017	(971)	9	(45)	(1,007)
2016	(1,068)	41	56	(971)
2015	(1,395)	256	71	(1,068)

Schedule of accounts receivable and other current assets and changes in the valuation allowances

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	15,469	(576)	14,893
Recoverable taxes	4,029	—	4,029
Other operating receivables	9,797	(461)	9,336
Prepaid expenses	786	—	786
Other current assets	59	—	59
Other current assets	14,671	(461)	14,210

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	12,809	(596)	12,213
Recoverable taxes	3,180	—	3,180
Other operating receivables	10,618	(400)	10,218
Prepaid expenses	1,399	—	1,399
Other current assets	38	—	38
Other current assets	15,235	(400)	14,835

As of December 31, 2015		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	11,173	(544)	10,629
Recoverable taxes	3,328	—	3,328
Other operating receivables	11,335	(426)	10,909
Prepaid expenses	1,554	—	1,554
Other current assets	52	—	52
Other current assets	16,269	(426)	15,843

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2017	(596)	53	(33)	(576)
2016	(544)	(17)	(35)	(596)
2015	(602)	5	53	(544)
Other current assets
2017	(400)	(58)	(3)	(461)
2016	(426)	33	(7)	(400)
2015	(367)	(79)	20	(426)

Schedule of other creditors and accrued liabilities

As of December 31,
(M$)	2017	2016	2015
Accruals and deferred income	419	424	342
Payable to States (including taxes and duties)	5,786	5,455	5,363
Payroll	1,439	1,225	1,265
Other operating liabilities	10,135	9,616	9,914
Total	17,779	16,720	16,884

Schedule of additional information on cash paid or received in the cash flow from operating activities

For the year ended December 31,
(M$)	2017	2016	2015
Interests paid	(1,305)	(1,028)	(862)
Interests received	82	90	113
Income tax paid(a)	(4,013)	(2,892)	(4,937)
Dividends received	2,219	1,702	2,309

(a)   These amounts include taxes paid in kind under production-sharing contracts in Exploration & Production.

Detail of changes in working capital:

For the year ended December 31,
(M$)	2017	2016	2015
Inventories	(476)	(2,475)	888
Accounts receivable	(1,897)	(1,916)	4,153
Other current assets	1,274	185	(726)
Accounts payable	2,339	2,546	(2,235)
Other creditors and accrued liabilities	(413)	541	(397)
Net amount, Decrease (Increase)	827	(1,119)	1,683

Detail of changes in provisions and deferred taxes

As of December 31,
(M$)	2017	2016	2015
Accruals	3	382	336
Deferred taxes	(387)	(1,941)	(2,899)
Total	(384)	(1,559)	(2,563)